SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2016
Internal-use software [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Equipment and furniture [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Equipment and furniture [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years